Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at December 31, 2019:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities	$86,180	$86,180	$86,180	$—	$—	$—
Term loan facilities (note 14 (a))	22,207	24,978	9,507	13,158	2,313	—
Senior revolving financing (note 14 (b))	2,504	2,897	815	1,966	116	—
Convertible debt (note 14 (c))	17,431	19,727	1,575	18,152	—	—
Other bank financing (note 14 (d))	5,105	5,112	4,383	729	—	—
Capital lease obligations (note 14 (e))	1,632	1,747	598	884	265	—
Long-term royalty payable (note 15)	18,258	26,228	5,936	12,371	2,799	5,122
Operating lease commitments (note 13)	17,524	20,293	4,406	7,456	4,707	3,724
	$170,841	$187,162	$113,400	$54,716	$10,200	$8,846